Prepayments and Other Assets (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	Consolidated
	30 June 2025	30 June 2024
	$	$
Current assets
Professional and listing fees	266,540	16,070
Advance for equipment	19,838	19,838
Prepaid expenses* - related party	33,088	59,792
Other deposit	179,743	-
Insurance*	171,316
Advance payments to vendors for supply of raw materials	31,773	-
	702,298	95,700
Non-current assets
Security deposits	94,605	-
	796,903	95,700

*	Insurance majorly consist of D&O insurance
**	Other deposits consist of the deposit paid to Asiana Trading corporation